Commitments and Contingencies - Liquidity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Short-term Investments	$ 210,000	$ 0
Net income (loss)	189,360	(3,368)	$ 90,982
Net operating cash flow	199,154	78,116	984,017
Working capital deficit	(591,300)
Current portion of long-term debt	21,184	255,306
Net operating cash flow - continuing operations	172,288	(141,905)	354,916
Income (loss) from continuing operations	$ 209,636	$ (277,463)	$ (24,304)